Accounts Receivable, Net - Schedule of Allowance for Credit Losses Third Parties (Details)	6 Months Ended
	Sep. 30, 2024 SGD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Schedule of Allowance for Credit Losses Third Parties [Abstract]
Allowance for expected credit losses, beginning	$ 751,145	$ 585,415	$ 727,552
Write-off			(44,843)
Additions	133,618	104,136	68,436
Allowance for expected credit losses, ending	$ 884,763	$ 689,551	$ 751,145